BUSINESS COMBINATIONS - Assets acquired notes (Details) - CNY (¥) ¥ in Thousands		1 Months Ended	6 Months Ended
	Jun. 05, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Business Combination, Goodwill
Net profit			¥ (193,078)	¥ (229,779)
Beijing 10, 11 and 12
Business Combination, Goodwill
Effective settlement of pre-existing relationships upon consolidation	¥ 34,477
Property and equipment	1,971,432
Intangible assets	191,000
Revenues		¥ 28,850
Net profit		¥ 582
Beijing 10, 11 and 12 | Property and equipment under finance lease
Business Combination, Goodwill
Property and equipment	632,427
Customer relationships | Beijing 10, 11 and 12
Business Combination, Goodwill
Intangible assets	¥ 191,000
Estimated useful life (in years)	7 years 7 months 6 days